Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Financing Receivables

Financing receivables are comprised of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Loans receivable, gross	$50,763	$50,449
Less: Deferred loan fees	(1,143)	(1,092)
Less: Deposits	(934)	(1,337)
Plus: Deferred origination costs	305	353
Less: Allowance for loan losses	(2,048)	(1,968)

Loans receivable, net	$46,943	$46,405

Schedule of Commercial Loans - Construction Loan Portfolio Summary

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2021 and 2020:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2021	20	66	224	$98,935	$66,008	$43,106	67	%(3)	5%
2020	21	67	213	$86,268	$61,714	$42,219	72%		5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2021 and 2020:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount(3)	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread
2021	6	12	15	$12,464	$9,095	$7,657	61	%(4)	varies
2020	5	8	9	$11,628	$10,815	$8,230	71%		7%

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,720 and $1,630 as of December 31, 2021 and 2020, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	The commitment amount does not include letters of credit and cash bonds.

(4)	Represents the weighted average loan to value ratio of the loans.

Summary of Finance Receivables by Classification

Finance Receivables – By risk rating:

	December 31, 2021	December 31, 2020

Pass	$38,893	$35,544
Special mention	2,344	3,089
Classified – accruing	–	–
Classified – nonaccrual	9,526	11,816

Total	$50,763	$50,449

Schedule of Finance Receivables Impairment Calculation Method

Finance Receivables – Method of impairment calculation:

	December 31, 2021	December 31, 2020

Performing loans evaluated individually	$16,495	$16,412
Performing loans evaluated collectively	24,742	22,221
Non-performing loans without a specific reserve	596	1,518
Non-performing loans with a specific reserve	8,930	10,298

Total evaluated collectively for loan losses	$50,763	$50,449

Schedule of Impaired Loans

The following is a summary of our impaired non-accrual commercial construction loans as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Unpaid principal balance (contractual obligation from customer)	$10,035	$11,888
Charge-offs and payments applied	(509)	(72)
Gross value before related allowance	9,526	11,816
Related allowance	(1,825)	(1,698)
Value after allowance	$7,701	$10,118